PaineWebber RMA
   Money Market Portfolio
   U.S. Government Portfolio
   Tax-Free Fund
   California Municipal Money Fund
   New Jersey Municipal Money Fund
   New York Municipal Money Fund

                          ----------------------------
                                   PROSPECTUS

                                AUGUST 31, 2000

                          ----------------------------

This prospectus offers shares of these money market funds primarily to participants in the PaineWebber Resource Management Account'r' (RMA'r') Program, the PaineWebber Business Services Account (BSA) Program and certain PaineWebber advisory programs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                            ------------------------
                             PaineWebber RMA Funds

                                    Contents
                                   THE FUNDS

------------------------------------------------------------------------------------------------------------
                                                       Money Market Portfolio
What every investor                           3                   Investment Objective, Strategies and Risks
should know about                             4                   Performance
the funds                                     5                   Expenses and Fee Tables
                                                       U.S. Government Portfolio
                                              6                   Investment Objective, Strategies and Risks
                                              7                   Performance
                                              8                   Expenses and Fee Tables
                                                       Tax-Free Fund
                                              9                   Investment Objective, Strategies and Risks
                                             10                   Performance
                                             11                   Expenses and Fee Tables
                                                       California Municipal Money Fund
                                             12                   Investment Objective, Strategies and Risks
                                             13                   Performance
                                             14                   Expenses and Fee Tables
                                                       New Jersey Municipal Money Fund
                                             15                   Investment Objective, Strategies and Risks
                                             16                   Performance
                                             17                   Expenses and Fee Tables
                                                       New York Municipal Money Fund
                                             18                   Investment Objective, Strategies and Risks
                                             19                   Performance
                                             20                   Expenses and Fee Tables
                                             21        More About Risks and Investment Strategies
                                      YOUR INVESTMENT
------------------------------------------------------------------------------------------------------------
Information for                              23                   Managing Your Fund Account
managing your fund                                                -- Buying Shares
account                                                           -- Selling Shares
                                                                  -- Pricing and Valuation
                                  ADDITIONAL INFORMATION
------------------------------------------------------------------------------------------------------------
Additional important                         26                   Management
information about                            27                   Dividends and Taxes
the funds                                    28                   Financial Highlights
------------------------------------------------------------------------------------------------------------
Where to learn more                                               Back Cover
about the funds

       ------------------------------------------------------------------
          The funds are not complete or balanced investment programs.
       ------------------------------------------------------------------

                                  ------------
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                                       2

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber RMA Money Market Portfolio

                               Money Market Portfolio
                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

  Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                            ------------------------

                     PaineWebber RMA Money Market Portfolio

                                     PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN


                        [PERFORMANCE GRAPH]


                                                      CALENDAR YEAR
                             1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Total Return...............  8.01%   5.90%   3.56%   2.84%   3.78%   5.54%   5.02%   5.15%   5.09%   4.72%



Total return January 1 to June 30, 2000  -- 2.78%

Best quarter during years shown: 2nd quarter, 1990  -- 1.97%
Worst quarter during years shown: 2nd quarter, 1993  -- 0.69%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   4.72%
Five Years..............................................   5.10%
Ten Years...............................................   4.95%

                                  ------------
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                            ------------------------

                     PaineWebber RMA Money Market Portfolio

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  PaineWebber RMA Program...................................  $ 85
  PaineWebber BSA Program...................................  $125

---------

* Additional fees may apply for optional RMA/BSA services, please refer to the Account Information Booklet and your MasterCard'r' Cardholder Agreement.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.50%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  0.09%
                                                              ----
Total Annual Fund Operating Expenses........................  0.59%
                                                              ----
                                                              ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $60      $189      $329       $738

                                  ------------
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber RMA U.S. Government Portfolio

                            U.S. Government Portfolio
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in U.S. government money market instruments that are backed by the full faith and credit of the United States; these money market instruments pay income that is generally exempt from state and local income tax.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price re ecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                            ------------------------

                   PaineWebber RMA U.S. Government Portfolio

                                    PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                           [PERFORMANCE GRAPH]

                                                      CALENDAR YEAR
                             1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Total Return...............  7.62%   5.57%   3.41%   2.64%   3.52%   5.24%   4.86%   5.01%   4.85%   4.35%


Total return January 1 to June 30, 2000  -- 2.59%

Best quarter during years shown: 3rd quarter, 1990  -- 1.87%
Worst quarter during years shown: 4th quarter, 1993  -- 0.65%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   4.35%
Five Years..............................................   4.86%
Ten Years...............................................   4.70%

                                  ------------
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                            ------------------------

                   PaineWebber RMA U.S. Government Portfolio

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  PaineWebber RMA Program...................................  $ 85
  PaineWebber BSA Program...................................  $125

---------

* Additional fees may apply for optional RMA/BSA services, please refer to the Account Information Booklet and your MasterCard'r' Cardholder Agreement.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.41%
Distribution and/or Service (12b-1) Fees....................  0.13%*
Other Expenses..............................................  0.05%
                                                              ----
Total Annual Fund Operating Expenses........................  0.59%
                                                              ----
                                                              ----

---------

* The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $60      $189      $329       $738

                                  ------------
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                            ------------------------
                         PaineWebber RMA Tax-Free Fund

                                Tax-Free Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in money market instruments that are exempt from federal income tax. While the fund normally does not do so, it may invest up to 20% of its total assets in securities that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                            ------------------------

                         PaineWebber RMA Tax-Free Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                           [PERFORMANCE GRAPH]

                                                      CALENDAR YEAR
                             1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Total Return...............  5.38%   4.06%   2.58%   1.86%   2.31%   3.32%   2.92%   3.10%   2.93%   2.67%




Total return January 1 to June 30, 2000  -- 1.67%

Best quarter during years shown: 4th quarter, 1990  -- 1.34%
Worst quarter during years shown: 1st quarter, 1994  -- 0.44%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   2.67%
Five Years..............................................   2.99%
Ten Years...............................................   3.11%

                                  ------------
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                            ------------------------

                         PaineWebber RMA Tax-Free Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  PaineWebber RMA Program...................................  $ 85
  PaineWebber BSA Program...................................  $125

---------

* Additional fees may apply for optional RMA/BSA services, please refer to the Account Information Booklet and your MasterCard'r' Cardholder Agreement.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.43%
Distribution and/or Service (12b-1) Fees....................  0.13%*
Other Expenses..............................................  0.04%
                                                              -----
Total Annual Fund Operating Expenses........................  0.60%
                                                              -----
                                                              -----

---------

* The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $61      $192      $335       $750

                                  ------------
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber RMA California Municipal Money Fund

                         California Municipal Money Fund
                 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. While the fund normally does not do so, it may invest without limit in instruments that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

  Single State Concentration Risk -- Because the fund invests substantially all its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund.

  Related Securities Concentration Risk -- Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                            ------------------------

                PaineWebber RMA California Municipal Money Fund

                                    PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                           [PERFORMANCE GRAPH]

                                                      CALENDAR YEAR
                             1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Total Return...............  5.04%   3.74%   2.34%   1.77%   2.20%   3.14%   2.80%   2.93%   2.58%   2.34%



Total return January 1 to June 30, 2000  -- 1.36%

Best quarter during years shown: 2nd quarter, 1990  -- 1.27%
Worst quarter during years shown: 1st quarter, 1994  -- 0.42%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   2.34%
Five Years..............................................   2.76%
Ten Years...............................................   2.88%

                                  ------------
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                            ------------------------

                PaineWebber RMA California Municipal Money Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  PaineWebber RMA Program...................................  $ 85
  PaineWebber BSA Program...................................  $125

---------
* Additional fees may apply for optional RMA/BSA services, please refer to the Account Information Booklet and your MasterCard'r' Cardholder Agreement.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.47%
Distribution and/or Service (12b-1) Fees....................  0.13%*
Other Expenses..............................................  0.05%
                                                              ----
Total Annual Fund Operating Expenses........................  0.65%
                                                              ----
                                                              ----

---------

* The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $66      $208      $362       $810

                                  ------------
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber RMA New Jersey Municipal Money Fund

                          New Jersey Municipal Money Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximization of current income exempt from federal income tax and New Jersey personal income tax for residents of the State of New Jersey, consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund may invest without limit in instruments that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

  Single State Concentration Risk -- Because the fund invests substantially all its assets in New Jersey municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New Jersey than a more geographically diverse fund.

  Related Securities Concentration Risk -- Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                            ------------------------

                PaineWebber RMA New Jersey Municipal Money Fund

                                    PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS.)

                           [PERFORMANCE GRAPH]

                                                      CALENDAR YEAR
                             1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Total Return...............                  2.23%   1.62%   1.93%   2.78%   2.54%   2.73%   2.45%   2.27%




Total return January 1 to June 30, 2000  -- 1.49%

Best quarter during years shown: 2nd quarter, 1995  -- 0.76%
Worst quarter during years shown: 1st and 2nd quarter, 1993, and 1st quarter 1994 -- 0.39%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   2.27%
Five Years..............................................   2.56%
Life of Fund (2/01/91)..................................   2.51%

                                  ------------
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                            ------------------------

                PaineWebber RMA New Jersey Municipal Money Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  PaineWebber RMA Program...................................  $ 85
  PaineWebber BSA Program...................................  $125

---------

* Additional fees may apply for optional RMA/BSA services, please refer to the Account Information Booklet and your MasterCard'r' Cardholder Agreement.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.50%
Distribution and/or Service (12b-1) Fees....................  0.12%
Other Expenses..............................................  0.16%
                                                              -----
Total Annual Fund Operating Expenses........................  0.78%
                                                              -----
                                                              -----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $80      $249      $433       $966

                                  ------------
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                            ------------------------
                 PaineWebber RMA New York Municipal Money Fund

                          New York Municipal Money Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. While the fund normally does not do so, it may invest without limit in instruments that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

  Single State Concentration Risk -- Because the fund invests substantially all its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund.

  Related Securities Concentration Risk -- Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                            ------------------------

                 PaineWebber RMA New York Municipal Money Fund

                                     PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                           [PERFORMANCE GRAPH]

                                                      CALENDAR YEAR
                             1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Total Return...............  4.98%   3.71%   2.26%   1.67%   2.14%   3.12%   2.76%   2.98%   2.76%   2.53%



Total return January 1 to June 30, 2000  -- 1.56%

Best quarter during years shown: 1st quarter, 1990  -- 1.24%
Worst quarter during years shown: 1st quarter, 1993, 1st quarter, 1994  -- 0.39%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   2.53%
Five Years..............................................   2.83%
Ten Years...............................................   2.89%

                                  ------------
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                            ------------------------

                 PaineWebber RMA New York Municipal Money Fund

                               EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  PaineWebber RMA Program...................................  $ 85
  PaineWebber BSA Program...................................  $125

---------

* Additional fees may apply for optional RMA/BSA services, please refer to the Account Information Booklet and your MasterCard'r' Cardholder Agreement.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.48%
Distribution and/or Service (12b-1) Fees....................  0.13%*
Other Expenses..............................................  0.06%
                                                              ----
Total Annual Fund Operating Expenses........................  0.67%
                                                              ----
                                                              ----

---------

* The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $68      $214      $373       $835

                                  ------------
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

Related Securities Concentration Risk. Each of the California, New Jersey and New York municipal money market funds may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal security may affect other municipal securities in the same sector. As a result, these funds are subject to greater risk than funds that do not follow this practice.

Single State Concentration Risk. The performance of a fund that invests primarily in the municipal money market instruments of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. As a result, an investment in the fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund. The particular risks of investments in California, New Jersey and New York municipal money market instruments are discussed in the SAI.

                                  ------------
--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

In addition, a single state municipal money market fund is permitted to invest more than 5% of its total assets in the securities of individual issuers with respect to 25% of its total assets. When a fund holds a large position in the securities of a single issuer, changes in the financial condition or in the market's assessment of that issuer can cause larger changes in the value of the fund's total investments and its income than if the fund held a smaller position.

ADDITIONAL RISKS

Political Risk. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. These developments could also cause the value of a fund's municipal money market instruments to fall.

Structured Security Risk. The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that Mitchell Hutchins did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss. Structured securities represent a growing portion of the municipal securities markets.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.

The California, New Jersey and New York municipal money market funds are organized as 'non-diversified' funds. Normally, this would mean that they would not be subject to certain limitations on investments of more than 5% of total assets in the securities of a single issuer. However, because these funds are single state money market funds, they are subject to special regulations that impose substantially the same limitations as normally apply to 'diversified' mutual funds. The other funds are subject to even more stringent diversification requirements, which apply to money market funds that are not single state funds.

Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

Defensive Positions for Municipal Money Market Funds. During adverse market conditions or when Mitchell Hutchins believes there is an insufficient supply of the municipal securities in which a fund primarily invests, Tax-Free Fund and the California, New Jersey and New York municipal money market funds each may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving a fund's investment objective during the relatively short periods that they are held.

                                  ------------
--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

You must be a PaineWebber client or a client of a PaineWebber correspondent firm to purchase fund shares. Shares of the funds are available primarily through the PaineWebber Resource Management Account'r' (RMA'r') Program, the PaineWebber Business Services Account (BSA) Program and certain PaineWebber advisory programs.

Certain features available to RMA and BSA participants are summarized in the Appendices to the SAI. The RMA and BSA programs are more fully described in separate materials your Financial Advisor can provide you. Not all correspondent firms have arrangements with PaineWebber to make fund shares available to their customers.

PaineWebber asks participants in these programs to select one of the funds as their primary sweep money fund. You may have only one primary sweep money fund at any time, but you may change your primary sweep money fund or purchase shares of another fund by contacting your Financial Advisor.

Your order to purchase a fund's shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of PaineWebber and its bank are open for business.

Each fund (other than Money Market Portfolio) has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.125% of its average net assets (0.12% for New Jersey Municipal Money Fund).

The funds and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of over $1.00 in your PaineWebber RMA or BSA brokerage account (including proceeds from securities you have sold) are automatically invested in your primary sweep money fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities in your brokerage account, federal funds availability can sometimes take longer.

Fund shares will be purchased only after all debits and charges to your RMA or BSA brokerage account are satisfied. See 'Selling Shares Automatically' below.

BUYING SHARES BY CHECK OR ELECTRONIC FUNDS TRANSFER CREDIT

RMA and BSA participants may purchase shares of their primary sweep money fund or another fund by placing an order with their PaineWebber Financial Advisor and providing a check from a

                                  ------------
--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

U.S. bank. You should include your PaineWebber account number on the check.

Federal funds are deemed available to a fund two business days after the deposit of a personal check or an Electronic Funds Transfer credit initiated by PaineWebber and one business day after deposit of a cashier's or certified check. PaineWebber may benefit from the temporary use of the proceeds of personal checks and Electronic Funds Transfer credits if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

  The Bank of New York
  ABA 021-000018
  A/C 890-0114-088, OBI=FBO
  [Account Name]/[Brokerage Account Number.]

The wire must include your name and RMA or BSA brokerage account number.

If PaineWebber receives a notice from your bank of wire transfer of federal funds for a purchase of fund shares by 12:00 noon, Eastern time, PaineWebber will execute the purchase on that day. Otherwise, PaineWebber will execute the order on the next business day. PaineWebber and/or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS

The funds have no minimum for initial investments or to add to an account, but reserve the right to establish minimum investment requirements at any time.

SELLING SHARES

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also use the checkwriting service to sell your shares. Your fund shares will be sold automatically to settle any outstanding securities purchases, charges or debits to your PaineWebber brokerage account, unless you instruct your Financial Advisor otherwise.

If you own shares of more than one fund, shares of your primary sweep money fund are always sold first for automatic sales or if you do not specify which fund's shares are to be sold. Shares in the other funds will be sold, if necessary, in the following order: first, Money Market Portfolio; second, U.S. Government Portfolio; third, Tax-Free Fund; and fourth, California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund.

If you sell all your shares in a fund, you will receive cash credits to your RMA or BSA brokerage account for dividends earned on those shares prior to the sale date.

SELLING SHARES AUTOMATICALLY

Under the RMA, BSA and advisory programs, PaineWebber sells fund shares automatically to satisfy outstanding debits and charges in your brokerage account.

 Debits include amounts due PaineWebber on settlement date for securities purchases, margin loans, PaineWebber checks, federal funds wires arranged by PaineWebber and related fees.

 Charges include RMA and BSA checks, MasterCard purchases, cash advances, Bill Payment Service payments and Automated Clearing House transfers, including Electronic Funds Transfer Debits.

Shares are sold to cover debits on the day the debit is generated. Shares are sold automatically to cover RMA and BSA checks and MasterCard cash advances on the day they are paid.

                                  ------------
--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

Shares are sold automatically to cover MasterCard purchases at the end of the MasterCard monthly billing period. Shares also are sold at the end of the MasterCard monthly billing period to cover interest due on and credit extended and outstanding under the Bank One Line of Credit. Shares are sold to pay for securities purchases on settlement date.

SELLING BY MAIL

If you send an order to sell your shares by mail to PaineWebber or its correspondent firms, your request must include:

 Your name and address;

 The fund's name;

 Your account number;

 The dollar amount or number of shares you want to sell; and

 A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds and their transfer agent will not accept signature guarantees that are not a part of these programs.

Sales by mail may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

ADDITIONAL INFORMATION

It costs the fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, a fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PaineWebber has the right to terminate your RMA or BSA brokerage account for any reason. In that case, PaineWebber will sell all of the fund shares held in the RMA or BSA brokerage account and will send you the proceeds within three business days.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

Each fund calculates net asset value once each business day at 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

                                  ------------
--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND SUB-ADVISER

PaineWebber is the investment adviser and administrator of each fund, and its principal underwriter. Mitchell Hutchins is each fund's sub-adviser and sub-administrator. PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc. ('PW Group'), a publicly owned financial services holding company. On July 31, 2000, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $53.3 billion.

On July 12, 2000, PW Group and UBS AG ('UBS') announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

ADVISORY FEES

The funds paid advisory and administration fees to PaineWebber for the most recent fiscal year at the following effective annual rates based on average daily net assets:

Money Market Portfolio............  0.50%
U.S. Government Portfolio.........  0.41%
Tax-Free Fund.....................  0.43%
California Municipal Money Fund...  0.47%
New Jersey Municipal Money Fund...  0.50%
New York Municipal Money Fund.....  0.48%

                                  ------------
--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber RMA Funds

                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The funds declare dividends daily and pay them monthly. The funds distribute any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain their share prices at $1.00 per share.

Shares earn dividends on the day they are purchased but not on the day they are sold.

You will receive dividends in additional shares of a fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from Money Market Portfolio and U.S. Government Portfolio generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. These funds expect that their dividends will be taxed as ordinary income. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities under certain circumstances.

The dividends that you receive from Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund generally are not subject to federal income tax.

In addition, California Municipal Money Fund seeks to pay dividends that are exempt from California personal income tax, New Jersey Municipal Money Fund seeks to pay dividends that are exempt from New Jersey personal income tax and New York Municipal Money Fund seeks to pay dividends that are exempt from New York State and New York City personal income taxes.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of your shares in a fund so long as the fund maintains a share price of $1.00.

Each fund is required to withhold 31% of all taxable dividends payable to any individuals and certain other noncorporate shareholders who have not provided the fund or PaineWebber with

     a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens) or a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or are otherwise subject to backup withholding.

                                  ------------
--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
                            ------------------------

                             PaineWebber RMA Funds

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' annual report to shareholders. You may obtain the funds' annual report without charge by calling 1-800-762-1000.

                                                                          MONEY MARKET PORTFOLIO
                                                     -----------------------------------------------------------------
                                                                       FOR THE YEARS ENDED JUNE 30,
                                                     -----------------------------------------------------------------
                                                        2000          1999          1998          1997         1996
                                                        ----          ----          ----          ----         ----
Net asset value, beginning of year.................  $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
                                                     -----------   -----------   -----------   ----------   ----------
Net investment income..............................        0.052         0.046         0.051        0.049        0.051
Dividends from net investment income...............       (0.052)       (0.046)       (0.051)      (0.049)      (0.051)
                                                     -----------   -----------   -----------   ----------   ----------
Net asset value, end of year.......................  $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
                                                     -----------   -----------   -----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------
Total investment return(1).........................         5.29%         4.76%         5.21%        5.04%        5.25%
                                                     -----------   -----------   -----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's)....................  $15,821,189   $13,446,140   $11,135,226   $8,673,055   $7,522,612
Expenses to average net assets.....................         0.59%         0.59%         0.60%        0.59%        0.60%(2)
Net investment income to average net assets........         5.19%         4.64%         5.09%        4.94%        5.14%(2)

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

                                  ------------
--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------
                            ------------------------

                             PaineWebber RMA Funds

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          U.S. GOVERNMENT PORTFOLIO
                                                        --------------------------------------------------------------
                                                                         FOR THE YEARS ENDED JUNE 30,
                                                        --------------------------------------------------------------
                                                           2000         1999         1998         1997         1996
                                                           ----         ----         ----         ----         ----
Net asset value, beginning of year....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
Net investment income.................................       0.048        0.044        0.049        0.048        0.049
Dividends from net investment income..................      (0.048)      (0.044)      (0.049)      (0.048)      (0.049)
                                                        ----------   ----------   ----------   ----------   ----------
Net asset value, end of year..........................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Total investment return(1)............................        4.88%        4.45%        5.05%        4.88%        5.04%
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's).......................  $1,670,845   $1,354,594   $1,179,575   $1,083,866   $1,137,510
Expenses to average net assets........................        0.59%        0.60%        0.57%        0.62%        0.65%(2)
Net investment income to average net assets...........        4.81%        4.35%        4.93%        4.78%        4.91%(2)

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

                                                                                TAX-FREE FUND
                                                        --------------------------------------------------------------
                                                                         FOR THE YEARS ENDED JUNE 30,
                                                        --------------------------------------------------------------
                                                           2000         1999         1998         1997         1996
                                                           ----         ----         ----         ----         ----
Net asset value, beginning of year....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
Net investment income.................................       0.031        0.026        0.031        0.029        0.030
Dividends from net investment income..................      (0.031)      (0.026)      (0.031)      (0.029)      (0.030)
                                                        ----------   ----------   ----------   ----------   ----------
Net asset value, end of year..........................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Total investment return(1)............................        3.10%        2.67%        3.10%        2.98%        3.09%
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's).......................  $2,593,878   $2,424,938   $2,271,969   $2,065,920   $2,013,448
Expenses to average net assets........................        0.60%        0.59%        0.58%        0.61%        0.61%(2)
Net investment income to average net assets...........        3.06%        2.63%        3.06%        2.94%        3.02%(2)

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

                                  ------------
--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------
                            ------------------------

                             PaineWebber RMA Funds

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        CALIFORNIA MUNICIPAL MONEY FUND
                                                              ----------------------------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                              ----------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                                ----       ----       ----       ----       ----
Net asset value, beginning of year..........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
Net investment income.......................................     0.026      0.023      0.028      0.028      0.029
Dividends from net investment income........................    (0.026)    (0.023)    (0.028)    (0.028)    (0.029)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Total investment return(1)..................................      2.59%      2.31%      2.87%      2.87%      2.89%
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's).............................  $626,424   $575,296   $566,957   $492,915   $473,726
Expenses to average net assets..............................      0.65%      0.67%      0.65%      0.62%      0.70%(2)
Net investment income to average net assets.................      2.56%      2.28%      2.83%      2.83%      2.82%(2)

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

                                                                         NEW JERSEY MUNICIPAL MONEY FUND
                                                      ----------------------------------------------------------------------
                                                                                                       FOR THE
                                                                                                        EIGHT      FOR THE
                                                                                                        MONTHS       YEAR
                                                                                                        ENDED       ENDED
                                                               FOR THE YEARS ENDED JUNE 30,            JUNE 30,   OCTOBER 31
                                                      ----------------------------------------------   --------   ----------
                                                       2000         1999         1998         1997       1996      1995(2)
                                                       ----         ----         ----         ----       ----      -------
Net asset value, beginning of period................  $  1.00      $  1.00      $  1.00      $  1.00   $  1.00     $  1.00
                                                      -------      -------      -------      -------   -------     -------
Net investment income...............................    0.027        0.022        0.026        0.026     0.017       0.027
Dividends from net investment income................   (0.027)      (0.022)      (0.026)      (0.026)   (0.017)     (0.027)
                                                      -------      -------      -------      -------   -------     -------
Net asset value, end of period......................  $  1.00      $  1.00      $  1.00      $  1.00   $  1.00     $  1.00
                                                      -------      -------      -------      -------   -------     -------
                                                      -------      -------      -------      -------   -------     -------
Total investment return(1)..........................     2.72%        2.21%        2.67%        2.65%     1.71%       2.75%
                                                      -------      -------      -------      -------   -------     -------
                                                      -------      -------      -------      -------   -------     -------
Ratios/Supplemental Data:
Net assets, end of period (000's)...................  $93,276      $62,972      $48,279      $52,324   $42,233     $36,206
Expenses to average net assets......................     0.78%        0.89%        0.85%        0.81%     0.95%*      0.93
Net investment income to average net assets.........     2.69%        2.18%        2.64%        2.63%     2.56%*      2.73%

---------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

                                  ------------
--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------
                            ------------------------

                             PaineWebber RMA Funds

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         NEW YORK MUNICIPAL MONEY FUND
                                                              ----------------------------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                              ----------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                                ----       ----       ----       ----       ----
Net asset value, beginning of year..........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
Net investment income.......................................     0.029      0.025      0.029      0.028      0.029
Dividends from net investment income........................    (0.029)    (0.025)    (0.029)    (0.028)    (0.029)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Total investment return(1)..................................      2.93%      2.50%      2.97%      2.85%      2.91%
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's).............................  $437,253   $372,880   $339,391   $274,338   $255,177
Expenses to average net assets before waiver from adviser...      0.67%      0.65%      0.65%      0.77%      0.74%(2)
Expenses to average net assets after waiver from adviser....      0.67%      0.65%      0.65%      0.67%      0.72%(2)
Net investment income to average net assets before waiver
 from adviser...............................................      2.90%      2.46%      2.92%      2.71%      2.80%(2)
Net investment income to average net assets after waiver
 from adviser...............................................      2.90%      2.46%      2.92%      2.81%      2.82%(2)

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

                                  ------------
--------------------------------------------------------------------------------
                                       31

If you want more information about a fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-762-1000.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about a fund:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

  Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

PaineWebber RMA Money Fund, Inc.
 -- Money Market Portfolio
 -- U.S. Government Portfolio
Investment Company Act File No. 811-3503

PaineWebber RMA Tax-Free Fund, Inc.
Investment Company Act File No. 811-3504

PaineWebber Managed Municipal Trust
 -- RMA California Municipal Money Fund
 -- RMA New York Municipal Money Fund
Investment Company Act File No. 811-3946

PaineWebber Municipal Money Market Series
 -- RMA New Jersey Municipal Money Fund
Investment Company Act File No. 811-6173

'c' 2000 PaineWebber Incorporated. All rights reserved.



PAINEWEBBER RMA
 Prospectus

---------------------------------------------

  MONEY MARKET PORTFOLIO
  U.S. GOVERNMENT PORTFOLIO
  TAX-FREE FUND
  CALIFORNIA MUNICIPAL MONEY FUND
  NEW JERSEY MUNICIPAL MONEY FUND
  NEW YORK MUNICIPAL MONEY FUND

  August 31, 2000



                              STATEMENT OF DIFFERENCES
                              ------------------------

The copyright symbol shall be expressed as................................. 'c'
The registered trademark symbol shall be expressed as...................... 'r'